TYPE                    13F-HR
PERIOD                  03/31/2006
FILER
	CIK             0001103887
	CCC             bbbb6bb@
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, May 8th, 2006

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: LINES 40

Form 13F Information Table Value Total: AMOUNT $ 731,834 (thousands)

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							      FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
Column 1                       Column 2         Column 3   Column 4    Column 5         Column 6    Column 7      Column 8
				 	 	              Value        SHRS OR  SH/PUT/ Invstmt Other   Voting Authority (Shares)
Name of Issuer                 Title of Class   CUSIP      (x$1000)     PRN AMT PRN CALL Dscretn    Mgrs     Sole   Shar None
--------------------------------------------------------------------------------------------------------------------------
AO TATNEFT                       SPON ADR REG S 03737P306    2,646     25,700 SH       25,700               25,700
CHARTER COMMUNICATIONS - A       CL A           16117M107      545    500,000 SH      500,000              500,000
CISCO SYS INC                    COM            17275R103    2,167    100,000 SH      100,000              100,000
CITIGROUP INC                    COM            172967101    2,362     50,000 SH       50,000               50,000
COMCAST CORP NEW                 CL A           20030N101    1,308     50,000 SH       50,000               50,000
DELL  INC                        COM            24702R101    2,976    100,000 SH      100,000              100,000
DIRECTTV GROUP, INC              COM            25459L106    3,280    200,000 SH      200,000              200,000
EASTMAN KODAK CO                 COM            277461109   14,220    500,000 SH      500,000              500,000
FOCUS MEDIA HLDGS INC            SPONSORED ADR  34415V109      290      5,000 SH        5,000                5,000
GOOGLE INC                       CL A           38259P509   32,136     82,400 SH       82,400               82,400
INTERCONTINENTAL EXCHANGE INC    COM            45865V100      345      5,000 SH        5,000                5,000
INTERNATIONAL SECS EXCH INC      CL A           46031W204    8,155    195,800 SH      195,800              195,800
ISHARES INC                      MSCI BRAZIL    464286400   22,987    575,400 SH      575,400              575,400
ISHARES INC                      MSCI JAPAN     464286848  331,200 23,000,000 SH   23,000,000           23,000,000
JP MORGAN CHASE & CO             COM            46625H100    6,871    165,000 SH      165,000              165,000
MMC NORILSK NICKEL ADR           COM            46626D109    1,463     15,000 SH       15,000               15,000
LUCENT  TECHNOLOGIES INC         COM            549463108    1,220    400,000 SH      400,000              400,000
MEDIACOM COMMUNICATIONS CORP     CL A           58446K105    3,777    656,900 SH      656,900              656,900
MOBILE TELESYSTEMS OJSC          SPONSORED ADR  607409109    1,655     50,000 SH       50,000               50,000
MOTOROLA INC                     COM            620076109   10,310    450,000 SH      450,000              450,000
NTL INC NEW                      COM            62941W101    2,038     70,000 SH       70,000               70,000
NEUSTAR INC                      CL A           64126X201       78      2,500 SH        2,500                2,500
NEWS CORP                        CL A           65248E104    1,163     70,000 SH       70,000               70,000
QUALCOMM INC.                    COM            747525103   20,244    400,000 SH      400,000              400,000
SPDR TR                          UNIT SER 1     78462F103   18,176    140,000 SH      140,000              140,000
SEMICONDUCTOR HLDRS TR           DEP RCPT       816636203   29,056    800,000 SH      800,000              800,000
SIRIUS SATELLITE RADIO INC       COM            82966U103    1,014    200,000 SH      200,000              200,000
SPRINT NEXTEL CORP               COM FON        852061100    6,202    240,000 SH      240,000              240,000
STREETTRACKS GOLD TR             GOLD SHS       863307104   69,923  1,203,500 SH    1,203,500            1,203,500
SUNCOM WIRELESS HLDGS INC        CL A           86722Q108      120     62,000 SH       62,000               62,000
TELESP CELULAR PART S A          SPON ADR PFD   87952L108    2,996    700,000 SH      700,000              700,000
TIM PARTICIPACOES SA             SPONS ADR PFD  88706P106    8,998    243,000 SH      243,000              243,000
VIACOM INC NEW                   CL B           92553P201    2,910     75,000 SH       75,000               75,000
VODAFONE GROUP PLC NEW           SPONSORED ADR  92857W100    6,920    331,100 SH      331,100              331,100
WORLDSPACE INC                   CL A           981579105      227     30,000 SH       30,000               30,000
XM SATELLITE RADIO HLDGS INC     CL A           983759101    3,341    150,000 SH      150,000              150,000
NASDAQ 100 TR                    UNIT SER 1     631100104    62895    1500000 SH CALL 1500000                          1500000
NII HLDGS INC                    CL B NEW       62913F201     5897     100000 SH PUT   100000                           100000
SEMICONDUCTOR HOLDRS TR          DEP RCPT       816636203    36320    1000000 SH CALL 1000000                          1000000
VERIZON COMMUNICATIONS           COM            92343V104     3406     100000 SH CALL  100000                           100000




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